SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,727)	$ (1,420)
Other comprehensive income (loss) before reclassifications	910	(3,146)
Amounts reclassified from accumulated other comprehensive income (loss)	(407)	839
Net current-period other comprehensive income (loss)	503	(2,307)
Ending balance	(3,224)	(3,727)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,636)	(614)
Other comprehensive income (loss) before reclassifications	514	(3,022)
Amounts reclassified from accumulated other comprehensive income (loss)
Net current-period other comprehensive income (loss)	514	(3,022)
Ending balance	(3,122)	(3,636)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(91)	(806)
Other comprehensive income (loss) before reclassifications	396	(124)
Amounts reclassified from accumulated other comprehensive income (loss)	(407)	839
Net current-period other comprehensive income (loss)	(11)	715
Ending balance	$ (102)	$ (91)